Supplemental Items - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating expense [member]
Supplemental Information [line items]
Employee compensation costs	$ 16	$ 17
General and administrative expense [member]
Supplemental Information [line items]
Employee compensation costs	$ 21	$ 26